Employee benefit plans - Plan Assets (Details) - Plan assets - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair values
Plan assets	€ 259,832	€ 255,772
Equity investments
Fair values
Index funds	73,272	71,971
Fixed income investments
Fair values
Government securities	190	3,519
Corporate bonds	171,860	167,935
Other bonds	6,668	6,909
U.S. treasury money market funds	3,619	2,289
Other types of investments
Fair values
Cash, money market and mutual funds	4,223	3,149
Level 1
Fair values
Plan assets	13,294	14,617
Level 1 | Equity investments
Fair values
Index funds	9,570	8,893
Level 1 | Fixed income investments
Fair values
Government securities	19	3,339
U.S. treasury money market funds	3,619	2,289
Level 1 | Other types of investments
Fair values
Cash, money market and mutual funds	86	96
Level 2
Fair values
Plan assets	240,201	235,106
Level 2 | Equity investments
Fair values
Index funds	63,702	63,078
Level 2 | Fixed income investments
Fair values
Government securities	171	180
Corporate bonds	171,860	167,935
Other bonds	331	860
Level 2 | Other types of investments
Fair values
Cash, money market and mutual funds	4,137	3,053
Level 3
Fair values
Plan assets	6,337	6,049
Level 3 | Fixed income investments
Fair values
Other bonds	€ 6,337	€ 6,049